Accrued Expenses and Other Payables	12 Months Ended
Mar. 31, 2025
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables

Note 8 — Accrued expenses and other payables

Accrued expenses and other payables consisted of the following:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Accrued employee compensation and benefits	$183,158	$10,580	$1,360
Accrued professional fees	129,709	153,067	19,675
Customer advance payable to third party vendors or government agencies	83,999	58,818	7,560
Refundable customer deposits	104,059	121,946	15,674
Others	18,882	35,054	4,506
Total	$519,807	$379,465	$48,775

Refundable customer deposits represent retainers received from our clients and are refundable to our clients if our clients request cancellations of our engagements prior to the commencement of our services.